FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Aging Of Receivables [Table Text Block]
Aging of receivables were as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Trade receivables, gross
Current	$96.3	$86.3	$110.7
Past due 1-30 days	7.5	7.3	6.7
Past due 31-90 days	1.2	0.2	3.6
Past due over 90 days	1.4	0.9	0.9
	106.4	94.7	121.9
Allowance for doubtful accounts	(1.8)	(2.2)	–
Trade receivables, net	104.6	92.5	121.9
Other receivables, including sales tax recoverables	11.9	21.5	18.9
Accounts receivable (note 9)	$116.5	$114.0	$140.8

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The movement in the allowance for doubtful accounts in respect of trade receivables were as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Balance, beginning of period	$2.2	$–	$2.0
Increase (decrease) in provision	(0.4)	2.2	(2.0)
Balance, end of period (note 9)	$1.8	$2.2	$–